Fair Value Measurements (Assets and Liabilities Remeasured At Fair Value on a Nonrecurring Basis) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Nonrecurring changes in fair value, Amounts included in earnings	¥ (49,242)	¥ (53,741)
Fair Value, Measurements, Nonrecurring | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-lived assets, Estimated fair value	4,389	19,375
Goodwill, Estimated fair value	0
Long-lived assets impairments
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Nonrecurring changes in fair value, Amounts included in earnings	(44,135)	¥ (53,741)
Goodwill impairments
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Nonrecurring changes in fair value, Amounts included in earnings	¥ (5,107)